Consolidated Statements Of Changes In Equity $ in Thousands, ₩ in Millions		KRW (₩)		USD ($)		Share capital KRW (₩)	Share capital USD ($)	Capital surplus KRW (₩)	Capital surplus USD ($)	Accumulated other comprehensive income KRW (₩)	Accumulated other comprehensive income USD ($)	Retained earnings KRW (₩)	Retained earnings USD ($)	Treasury shares KRW (₩)	Treasury shares USD ($)	Non-controlling interests KRW (₩)	Non-controlling interests USD ($)
Balance at beginnig at Dec. 31, 2015		₩ 28,902,722				₩ 1,931,758		₩ 15,854,510		₩ 430,244		₩ 10,464,109		₩ 0		₩ 222,101
Comprehensive income
Profit for the year		2,190,180				0		0		0		2,143,744		0		46,436
Remeasurements of net defined benefit liabilities		12,671				0		0		12,821		0		0		(150)
Exchange differences on translating foreign operations		20,148				0		0		20,148		0		0		0
Valuation gains on financial investments		(47,871)				0		0		(47,794)		0		0		(77)
Shares of other comprehensive income of associates and joint ventures		(7,093)				0		0		(7,093)		0		0		0
Cash flow hedges		4,303				0		0		4,098		0		0		205
Gains (losses) on hedges of a net investment in a foreign operation		(7,095)				0		0		(7,095)		0		0		0
Fair value changes on financial liabilities designated at fair value due to own credit risk		0
Net gains on overlay adjustment		0
Total comprehensive income(loss)		2,165,243				0		0		(24,915)		2,143,744		0		46,414
Transactions with shareholders
Dividends paid to shareholders of the parent company		(383,781)				0		0		0		(378,625)		0		(5,156)
Acquisition of treasury shares		(721,973)				0		0		0		0		(721,973)		0
Issue of ordinary shares related to business combination		1,301,159				158,800		1,142,359		0		0		0		0
Others		(1,967)				0		(1,967)		0		0		0		0
Total transactions with shareholders		193,438				158,800		1,140,392		0		(378,625)		(721,973)		(5,156)
Balance at ending at Dec. 31, 2016		31,261,403				2,090,558		16,994,902		405,329		12,229,228		(721,973)		263,359
Comprehensive income
Profit for the year		3,343,461				0		0		0		3,311,438		0		32,023
Remeasurements of net defined benefit liabilities		22,605				0		0		22,685		0		0		(80)
Exchange differences on translating foreign operations		(110,037)				0		0		(109,727)		0		0		(310)
Valuation gains on financial investments		89,117				0		0		86,176		0		0		2,941
Shares of other comprehensive income of associates and joint ventures		100,735				0		0		100,735		0		0		0
Cash flow hedges		20,959				0		0		21,055		0		0		(96)
Gains (losses) on hedges of a net investment in a foreign operation		26,614				0		0		26,614		0		0		0
Other comprehensive income of separate account		(13,767)				0		0		(13,692)		0		0		(75)
Fair value changes on financial liabilities designated at fair value due to own credit risk		0
Net gains on overlay adjustment		0
Transfer to other accounts		0				0		0		(1,507)		1,507		0		0
Total comprehensive income(loss)		3,479,687				0		0		132,339		3,312,945		0		34,403
Transactions with shareholders
Dividends paid to shareholders of the parent company		(503,125)				0		0		0		(497,969)		0		(5,156)
Disposal of treasury shares		255,263				0		87,212		0		0		168,051		0
Acquisition of treasury shares		(202,051)				0		0		0		0		(202,051)		0
Non-controlling interests changes in business combination		(247,450)				0		41,352		0		0		0		(288,802)
Others		1,102				0		(1,238)		0		0		0		2,340
Total transactions with shareholders		(696,261)				0		127,326		0		(497,969)		(34,000)		(291,618)
Balance at ending at Dec. 31, 2017		34,044,829		$ 30,592,469		2,090,558	$ 1,878,562	17,122,228	$ 15,385,926	537,668	$ 483,146	15,044,204	$ 13,518,627	(755,973)	$ (679,313)	6,144	$ 5,521
Comprehensive income
Profit for the year		3,061,946	[1],[2]	2,751,445	[1],[2]	0	0	0	0	0	0	3,061,191	2,750,767	0	0	755	678
Remeasurements of net defined benefit liabilities		(138,016)	[2]	(124,021)	[2]	0	0	0	0	(138,016)	(124,021)	0	0	0	0	0	0
Exchange differences on translating foreign operations		48,820	[2]	43,869	[2]	0	0	0	0	48,916	43,955	0	0	0	0	(96)	(86)
Valuation gains on financial investments	[2]	0		0
Net gains on financial instruments at fair value through other comprehensive income		103,511		93,014		0	0	0	0	88,013	79,088	15,498	13,926	0	0	0	0
Shares of other comprehensive income of associates and joint ventures		(3,733)		(3,354)		0	0	0	0	(3,733)	(3,354)	0	0	0	0	0	0
Cash flow hedges		(9,038)	[2]	(8,121)	[2]	0	0	0	0	(9,038)	(8,121)	0	0	0	0	0	0
Gains (losses) on hedges of a net investment in a foreign operation		(27,134)	[2]	(24,382)	[2]	0	0	0	0	(27,134)	(24,382)	0	0	0	0	0	0
Other comprehensive income of separate account		28,709		25,797		0	0	0	0	28,709	25,797	0	0	0	0	0	0
Fair value changes on financial liabilities designated at fair value due to own credit risk		1,484	[2]	1,334	[2]	0	0	0	0	1,484	1,334	0	0	0	0	0	0
Net gains on overlay adjustment		413	[2]	371	[2]	0	0	0	0	413	371	0	0	0	0	0	0
Total comprehensive income(loss)		3,066,962		2,755,952		0	0	0	0	(10,386)	(9,333)	3,076,689	2,764,693	0	0	659	592
Transactions with shareholders
Dividends paid to shareholders of the parent company		(766,728)		(688,976)		0	0	0	0	0	0	(766,728)	(688,976)	0	0	0	0
Acquisition of treasury shares		(212,576)		(191,020)		0	0	0	0	0	0	0	0	(212,576)	(191,020)	0	0
Non-controlling interests changes in business combination		2,238		2,011		0	0	0	0	0	0	0	0	0	0	2,238	2,011
Others		(498)		(447)		0	0	(568)	(510)	0	0	0	0	0	0	70	63
Total transactions with shareholders		(977,564)		(878,432)		0	0	(568)	(510)	0	0	(766,728)	(688,976)	(212,576)	(191,020)	2,308	2,074
Balance at ending at Dec. 31, 2018	[3]	35,713,027	[4]	32,091,501	[4]	2,090,558	1,878,562	17,121,660	15,385,416	177,806	159,776	17,282,441	15,529,893	(968,549)	(870,333)	9,111	8,187
The effect of changing of accounting policy		(421,200)		(378,488)		0	0	0	0	(349,476)	(314,037)	(71,724)	(64,451)	0	0	0	0
Balance after reflecting the effect of accounting policy		₩ 33,623,629		$ 30,213,981		₩ 2,090,558	$ 1,878,562	₩ 17,122,228	$ 15,385,926	₩ 188,192	$ 169,109	₩ 14,972,480	$ 13,454,176	₩ (755,973)	$ (679,313)	₩ 6,144	$ 5,521

[1]	The consolidated statement of cash flows for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.
[3]	The consolidated statement of changes in equity for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2016 and 2017 has not been restated.
[4]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.